Document and Entity Information (CNY)	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	EURO TECH HOLDINGS CO LTD
Entity Central Index Key	0001026662
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	0
Entity Common Stock, Shares Outstanding	2,069,223
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 Consolidated USD ($)	Dec. 31, 2011 Consolidated USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Assets
Cash and cash equivalents	$ 7,468	$ 5,339	22,668	38,434
Restricted cash	839	246
Accounts receivable, net	3,089	3,744	226,370	187,763
Amount due from owners			0	2
Prepayments and other current assets	848	1,773	104,368	76,860
Inventories	653	583	9,154	8,612
Total current assets	12,897	11,685	362,560	311,671
Property, plant and equipment, net	945	1,058	49,093	52,938
Intangible asset, net			2,693	2,851
Land use right, net			6,335	6,484
Interests in affiliates	9,772	9,763
Goodwill	1,071	1,071
Deferred tax assets	262	287	2,513	3,297
Total assets	24,947	23,864	423,194	377,241
Liabilities and shareholders' equity
Short term borrowings			60,000	41,000
Accounts payable	3,713	2,875	177,212	133,475
Other payables and accrued expenses	2,985	2,658	26,036	28,537
Other taxes payable			1,828	13,407
Income tax payable			5,684	6,887
Taxation payable	493	422
Total current liabilities	7,191	5,955	270,760	223,306
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2011: 20,000,000) shares authorised; 2,229,609 (2011: 2,229,628) shares issued	123	123
Share capital 61,200,000 shares issued			61,200	61,200
Additional paid-in capital	9,533	9,533	0	0
Treasury stock, 160,386 (2011: 151,747) shares at cost	(766)	(733)
Capital reserve			43,189	43,189
PRC statutory reserves	311	274	4,274	4,272
Accumulated other comprehensive income	731	731
Retained earnings	5,905	6,371	36,640	37,881
Equity attributable to shareholders of Euro Tech and Zhejiang Tianlan Environmental Protection Technology Company Limited respectively	15,837	16,299	145,303	146,542
Non-controlling interest	1,919	1,610	7,131	7,393
Total shareholders' equity	17,756	17,909	152,434	153,935
Total liabilities and shareholders' equity	$ 24,947	$ 23,864	423,194	377,241

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Consolidated
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	2,229,609	2,229,628
Treasury stock, shares	160,386	151,747
ZHEJIANG
Shareholders equity:
Common Stock Issued	61,200,000	61,200,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Consolidated USD ($)	Dec. 31, 2011 Consolidated USD ($)	Dec. 31, 2010 Consolidated USD ($)		Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Revenues
Trading and manufacturing	$ 10,866	$ 11,437	$ 13,745
Engineering	10,779	8,776	8,560
Total revenues	21,645	20,213	22,305		281,203	291,992	166,732
Cost of revenues
Trading and manufacturing	(8,230)	(8,810)	(10,861)
Engineering	(7,250)	(6,512)	(5,703)
Total cost of revenues	(15,480)	(15,322)	(16,564)		(216,362)	(208,062)	(112,540)
Gross profit	6,165	4,891	5,741		64,841	83,930	54,192
Selling and administrative expenses	(6,224)	(6,565)	(7,119)		(66,902)	(40,104)	(31,154)
Operating loss/ income	(59)	(1,674)	(1,378)		(2,061)	43,826	23,038
Interest income	46	60	42		149	124	60
Interest expenses					(4,496)	(1,802)	(691)
Other income, net	48	82	9		7,341	5,161	6,074
(Loss)/gain on disposal of fixed assets	(22)	328	1
Profit/(loss) before income taxes and equity in profit of affiliates	13	(1,204)	(1,326)		933	47,309	28,481
Income (taxes)/benefit	(142)	63	(154)		(2,434)	(7,919)	(2,768)
Equity in profit of affiliates	9	1,131	723
Net (loss)/income for the year	(120)	(10)	(757)		(1,501)	39,390	25,713
Less: net (income)/loss attributable to non-controlling interest	(309)	531	(330)		262	(1,308)	(1,984)
Net (loss)/income attributable to the Company	(429)	521	(1,087)		(1,239)	38,082	23,729
Other comprehensive loss
Net (loss)/ income	(120)	(10)	(757)		(1,501)	39,390	25,713
Foreign exchange translation adjustments	0	215	177		0	0	0
Comprehensive (loss)/income	(120)	205	(580)		(1,501)	39,390	25,713
Less: Comprehensive (income)/loss attributable to non-controlling interest	(309)	442	(397)		262	(1,308)	(1,984)
Comprehensive (loss)/income attributable to the Company	$ (429)	$ 647	$ (977)		(1,239)	38,082	23,729
Net income/(loss) per ordinary share
- Basic	$ (0.21)	$ 0.25	$ (0.52)
- Diluted	$ (0.21)	$ 0.25	$ (0.51)
Weighted average number of ordinary shares outstanding
- Basic	2,070,685	2,087,922	2,099,894	[1]
- Diluted	2,076,315	2,102,199	2,143,375	[1]

[1]	*In connection with a 2 for 11 subsequent reverse stock split on January 13, 2012, the common stock and the computation of Basic and Diluted EPS are adjusted retroactively to reflect the recapitalization change.

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Consolidated USD ($)	Dec. 31, 2011 Consolidated USD ($)	Dec. 31, 2010 Consolidated USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Cash flows from operating activities:
Net income/(loss)	$ (429)	$ 521	$ (1,087)	(1,501)	39,390	25,713
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation of property, plant and equipment	130	182	170	3,017	2,694	2,398
Amortisation of intangible asset				164	134	0
Amortisation of land use right				177	148	546
Loss/(gain) on disposal of property, plant and equipment	22	(328)	(1)	4,186	107	0
Non-controlling interest in profits/(loss) of subsidiaries	309	(531)	330
Equity in profit of affiliates	(9)	(1,131)	(723)
Loss on disposal of intangible asset				92	0	0
Deferred tax assets	25	(18)	(79)	784	(993)	(1,481)
Decrease/(increase) in current assets:
Accounts receivable, net	655	(70)	2,389	(38,607)	(92,916)	(31,469)
Amounts due from owners				2	212	94
Prepayments and other current assets	925	(150)	(923)	(27,508)	(37,458)	(13,581)
Inventories	(70)	737	(54)	(542)	(6,502)	(390)
Income tax recoverable				0	0	969
Increase/(decrease) in current liabilities:
Accounts payable	838	(271)	(738)	43,737	89,956	15,340
Amount due to owner				0	(1,600)	(720)
Other payables and accrued expenses	327	(671)	418	(2,501)	(435)	9,909
Other taxes payable				(11,579)	8,225	1,638
Income tax payable				(1,203)	6,405	482
Taxation payable	71	(185)	14
Net cash provided/(used in) by operating activities	2,794	(1,915)	(284)	(31,282)	7,367	9,448
Cash flows from investing activities:
Purchase of intangible asset				(126)	(2,985)	0
Purchase of property, plant and equipment	(41)	(63)	(112)	(3,358)	(2,690)	(15,948)
Proceeds on disposal of property, plant and equipment	2	491	9
Purchase of non-controlling interest of subsidiaries	0	(238)	(73)
Dividend received from affiliates	0	779	76
Investments in affiliates	0	(435)	(262)
Restricted cash for issuance of bank guarantees	(593)	563	(348)
Net cash (used in)/provided by investing activities	(632)	1,097	(710)	(3,484)	(5,675)	(15,948)
Cash flows from financing activities:
Repayment of bank borrowings				(41,000)	(20,500)	(6,300)
Advance of bank borrowings				60,000	51,000	10,500
Capital injection				0	6,000	8,696
Dividend paid to owners				0	(12,785)	(6,400)
Issuance of ordinary shares on exercise of options	0	0	33
Purchase of treasury stock	(33)	(94)	(105)
Net cash used in financing activities	(33)	(94)	(72)	19,000	23,715	6,496
Effect of exchange rate changes on cash and cash equivalents	0	121	171
Net decrease in cash and cash equivalents	2,129	(791)	(895)	(15,766)	25,407	(4)
Cash and cash equivalents, beginning of year	5,339	6,130	7,025	38,434	13,027	13,031
Cash and cash equivalents, end of year	7,468	5,339	6,130	22,668	38,434	13,027
Supplementary information
Interest received	46	60	42	149	124	60
Interest paid				3,920	1,802	691
Income taxes paid	8	176	219	6,348	3,229	2,858
Income tax refund				0	0	60

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands, except Share data	Ordinary Stock USD ($)	Additional Paid-In Capital USD ($)	Treasury Stock USD ($)	Accumulated Other Comprehensive Income / Loss USD ($)	PRC statutory reserves USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	Total USD ($)
Beginning Balance, amount at Dec. 31, 2009	$ 122	$ 9,501	$ (534)	$ 487	$ 222	$ 6,989	$ 2,145	$ 18,932
Beginning Balance, shares at Dec. 31, 2009	2,220,369
Net income						(1,087)	330	(757)
Other comprehensive income: Foreign exchange translation adjustment				110			67	177
Purchase of treasury stock			(105)					(105)
Exercise of stock options, shares	9,259
Exercise of stock options, amount	1	32						33
Appropriation of reserves					53	(53)		0
Dividend paid/payable to non-controlling interest							(106)	(106)
Purchase of non-controlling interest				8			(81)	(73)
Ending Balance, amount at Dec. 31, 2010	123	9,533	(639)	605	275	5,849	2,355	18,101
Ending Balance, shares at Dec. 31, 2010	2,229,628
Net income						521	(531)	(10)
Other comprehensive income: Foreign exchange translation adjustment				126			89	215
Purchase of treasury stock			(94)					(94)
Appropriation of reserves					(1)	1		0
Dividend paid/payable to non-controlling interest							(76)	(76)
Purchase of non-controlling interest							(227)	(227)
Ending Balance, amount at Dec. 31, 2011	123	9,533	(733)	731	274	6,371	1,610	17,909
Ending Balance, shares at Dec. 31, 2011	2,229,628
Net income						(429)	309	(120)
Purchase of treasury stock			(33)					(33)
Appropriation of reserves					37	(37)
Cancellation of fractional shares	(19)
Ending Balance, amount at Dec. 31, 2012	$ 123	$ 9,533	$ (766)	$ 731	$ 311	$ 5,905	$ 1,919	$ 17,756
Ending Balance, shares at Dec. 31, 2012	2,229,609

ZHEJIANG CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands	Total USD ($)	Ordinary Stock USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	ZHEJIANG CNY	ZHEJIANG Ordinary Stock CNY	ZHEJIANG Additional Paid-In Capital CNY	ZHEJIANG Capital reserve CNY	ZHEJIANG PRCStatutoryReserveMember CNY	ZHEJIANG Retained Earnings CNY	ZHEJIANG Noncontrolling Interest CNY
Beginning Balance, amount at Dec. 31, 2009						94,921		50,000	11,374	7,675	21,771	4,101
Net (loss)/income for the year	(757)			(1,087)	330	25,713					23,729	1,984
Capital injection						8,696		2,174	6,522
Dividend declared						(8,000)					(8,000)
Appropriation of reserves	0			(53)						3,124	(3,124)
Ending Balance, amount at Dec. 31, 2010						121,330		52,174	17,896	10,799	34,376	6,085
Net (loss)/income for the year	(10)			521	(531)	39,390					38,082	1,308
Capital injection						6,000	1,200		4,800
Dividend declared						(12,000)					(12,000)
Appropriation of reserves	0			1						4,264	(4,264)
Changed to limited company by shares							60,000
Dividend paid to NCI						(785)					(785)
Ending Balance, amount at Dec. 31, 2011						153,935	61,200		43,189	4,272	37,881	7,393
Net (loss)/income for the year	(120)			(429)	309	(1,501)					(1,239)	(262)
Capital injection						0
Appropriation of reserves				(37)						2	(2)
Ending Balance, amount at Dec. 31, 2012						152,434	61,200		43,189		36,640	7,131

1. Organisation and principal activities	12 Months Ended
Dec. 31, 2012
Organisation and principal activities

1

Organisation and principal activities

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

ChinaH2O.com Limited***	100%	Hong Kong	Internet content provider and provision of marketing services for environmental industry to the Company and its subsidiaries

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%*	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited **	58%*	The British Virgin Islands	Producing and selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (Formerly known as Zhejiang Tianlan Desulfurization and Dust–Removal Co. Ltd.)	20%	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejaing Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

*	In the year 2011, the Company additionally acquired 5% equity interest of these two companies.

**	The subsidiary of Pact Asia Pacific Limited, Pact Environmental Equipment Co., Ltd was deregistered on January 11, 2013.

***	The subsidiary was deregistered on February 17, 2012.

ZHEJIANG
Organisation and principal activities
1

Organisation and principal activities

Zhejiang Tianlan Environmental Protection Technology Company Limited (the “Company”) was incorporated in Hangzhou City, Zhejiang Province, the People's Republic of China (“PRC”) on May 18, 2000 as a wholly domestic owned enterprise. On August 6, 2007, Euro Tech (Far East) Limited and Beijing International Trust Investment Company Limited acquired 20% and approximately 3% of the equity interest of the Company. Upon the completion of the transaction, the Company changed from a wholly domestic owned enterprise to a sino-foreign joint venture enterprise with an operating period up to August 5, 2037.

On August 30, 2011, the Company changed from a sino-foreign joint venture enterprise to a limited company by shares.

The principal activities of the Company are engaged in flue gas desulphurization, dust removal, flue gas denitration and purification of diversified industrial waster gas.

Details of the Company’s subsidiaries are summarised as follows:

Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2012	2011

Hangzhou Tianlan Environmental Engineering and Design Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlan Environmental Protection Equipments Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Shihezi Tianlan Environmental Protection Technology Company Limited (石河子市天藍環保技術有限公司)	100%	-	PRC	Dormant

2. Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)

Basis of Consolidation

The consolidated financial statements include the accounts of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation(previously FASB Interpretation No. 46 (R), “Consolidation of Variable Interest Entities”) , are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that certain retail shops established in the PRC qualified as variable interest entities as defined in ASC 810-10. The retail shops are principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of these retail shops and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in these retail shops and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shops’ residual returns. Total assets and liabilities of these consolidated VIEs total US$14,204 and US$3,581, as of December 31, 2012 and US$15,564 and US$3,504, as of December 31, 2011, respectively. The cumulative losses on consolidating these VIEs in the Group’s consolidated statement of income in 2012 were US$275,232 (2011: losses of US$244,024 and 2010: losses of US$112,637), including taxes of US$1,262 (2011: US$2,222 and 2010: US$3,826). The assets of the entities consist mainly of cash and bank balances, trade and other receivables, inventories and property, plant and equipment. The creditors of these VIEs do not have a recourse to the general credit of the Group. The Group will provide for all necessary financing for the VIEs.

(b)

Subsidiaries and affiliates

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for using the equity method of accounting.

(c)

Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company recognises revenue when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognised upon completion of installation. Revenue earned from customer support services, which represents a minor percentage of total revenues, is recognised when such services are provided.

(c)

Revenue Recognition (Continued)

Revenues and profits in long term fixed price contracts or engineering income are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, (previously Statement of Position (“SOP”) 81-1, “Accounting for Performance of Construction-Type and Certain Production-Type Contracts”). This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

(d)

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$930,000, US$200,000 and US$24,000 for the years ended December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e)

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$21,000, US$61,000 and US$63,000 for the years December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(f)

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, (previously Statement of Financial Accounting Standards (“SFAS”) No. 109: “Accounting for Income Taxes”), under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2012, 2011 and 2010.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

(g)	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and demand deposits with banks.

(h)

Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers. The amount is expected to be released within one year after the balance sheet date.

(i)

Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(j)

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

(k)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

(l)

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, (previously SFAS No. 144: “Accounting for Impairment or Disposal of Long-Lived Assets”) which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2012.

(m)

Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

(n)

Goodwill

The Group has adopted FASB ASC Subtopic 350-10, Intangibles – Goodwill and Other (previously SFAS No.142: “Goodwill and other intangible assets”) which requires the performance of an impairment test on an annual basis.

(o)

Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

(p)

Derivative Instruments and Hedging Activities

FASB ASC Subtopic 815-10, Derivates and Hedging, (previously SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), as amended by SFAS No. 137, “Accounting for Derivative Instruments and Hedging Activities – Deferral of the Effective Date of FASB Statement No. 133 – an amendment of FASB Statement No. 133”, and SFAS No. 138, “Accounting for Certain Derivative Instruments and Certain Hedging Activities – an amendment of FASB Statement No. 133”, as well as the interpretations of the Derivatives Implementation Group (“DIG”), are applied as amended by SFAS No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities”). ASC 815-10 contains accounting and reporting standards for hedging accounting and for derivative financial instruments, including certain derivative financial instruments embedded in other contracts.

ASC 815-10 requires that all derivatives be recognised as either assets or liabilities in the consolidated balance sheet and measured at fair value. Depending on the documented designation of a derivative instrument, any change in fair value is recognised either in net income or shareholders’ equity (as a component of accumulated other comprehensive income).

Fair values of derivative instruments are classified as operating assets or liabilities. Changes in fair value of derivative instruments affecting income are classified as other operating income or expenses. Please see note 18 for additional information regarding the Company’s use of derivative instruments.

(q)

Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, (previously SFAS No. 130: “Reporting Comprehensive Income,”) which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

(r)

Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

(s)

Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, (previously SFAS No. 128 “Earnings Per Share”), by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

(t)

Stock-based Compensation

The Group adopted the provisions of FASB ASC Subtopic 718-10, Compensation – Stock Compensation), (previously SFAS No. 123 (revised 2004) (SFAS No. 123(R)), Share-Based Payment) which requires the Group to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

(u)

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

(v)

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(w)

Segment Information

The Company’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting, (previously SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information”). The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Company’s reportable segments. The Company categorises its operations into two business segments: Trading and manufacturing, and Engineering.

(x)

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued ASU 2011-04. The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework. Thus, there are few differences between the ASU and its international counterpart, IFRS 13. This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company. .

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

(x)

Recent Accounting Pronouncements (continued)

In July 2012, FASB issued Accounting Standards Update 2012-02, Balance Sheet- Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment is an Amendment to FASB Accounting Standards Update 2011-08. The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2012. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

ZHEJIANG
Summary of significant accounting policies

2	Summary of significant accounting policies

(a)

Basis of Consolidation

The consolidated financial statements include the accounts of Zhejiang Tianlan Environmental Protection Technology Company Limited and its subsidiaries (the “Group”). In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

(b)	Subsidiaries A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

(c)

Revenue Recognition

The Group’s main source of revenue is the construction and installation services of environmental protection equipment for flue gas desulphurization, dust removal and flue gas denitration. Revenues are recorded under the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition — Construction-Type and Production-Type Contracts. This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

(d)

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB14,890,000, RMB11,560,000 and RMB6,182,000 for the years ended December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e)

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB26,000, RMB128,000 and RMB9,700 for the years December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(f)

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

(f)

Taxation – Continued

In accordance with ASC-740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2012, 2011 and 2010.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

(g)	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and demand deposits with banks.

(h)

Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

According to construction contracts signed with the customers, an amount ranged from 5%-20% of contract sum will only be receivable one year after the final inspection report issued by relevant department of Ministry of Environmental Protection. As of December 31, 2012, accounts receivable in more than one year amounted to RMB12,719,000 (2011:RMBNil and 2010: RMB 71,634,000).

(i)

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

(j)

Property, Plant and Equipment and Land Use Right

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Land in the PRC is owned by the PRC government.  The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time.  Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right Office premises Leasehold improvements Plant and machineries Furniture, fixtures and office equipment Motor vehicles	Over terms of the leases 47-50 years over terms of the leases or the useful lives whichever is less 5 to 10 years 5 years 5 years

(k)

Intangible Assets

The Company amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Company is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

(l)

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2012.

(m)

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China. No present or future obligation arises from the receipt of such amount.

(n)

Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

(o)

Foreign Currency Translation

The Group maintains its books and records in Chinese Renminbi (“functional currency”). Foreign currency transactions during the year are translated into the functional currency at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur.

(p)

Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income, in the consolidated statement of changes in shareholders’ equity.

(q)

Share capital

Paid in capital refers to the registered capital paid-up by the shareholders of the Company. The paid-in capital is RMB52,174,000 at the year ended December 31, 2010.

On August 30, 2011, the Company changed from a sino-foreign joint venture enterprise to a limited company by shares of 60,000,000 shares of RMB1 by converting the registered capital and part of the retained earnings. The remaining balance of the retained earnings were reclassified as capital reserve.

On September 12, 2011, 1,200,000 shares of RMB1 were issued at RMB5 per shares.

At the year end of December 31, 2012 and 2011, there were 61,200,000 shares were issued.

(r)

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

(s)

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(t)

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued ASU 2011-04.  The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework.  Thus, there are few differences between the ASU and its international counterpart, IFRS 13.  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements.  The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that must be reported in other comprehensive income.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company.   .

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

(t)

Recent Accounting Pronouncements - continued

In July 2012, FASB issued Accounting Standards Update 2012-02, Balance Sheet- Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment is an Amendment to FASB Accounting Standards Update 2011-08.  The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2012. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

3. Other income, net	12 Months Ended
Dec. 31, 2012
Other income, net
3	Other income, net

	2012	2011	2010
	US$’000	US$’000	US$’000

Exchange (loss)/gain, net	(17)	26	(17)
Rental income	65	56	26

	48	82	9

ZHEJIANG
Other income, net
3	Other income, net

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Subsidy income (note i)	7,170	4,483	5,954
Sales of scrapped materials	31	78	-
Others	140	600	120

	7,341	5,161	6,074

________________

(i)	The Group recognises subsidy income for R&D projects when granted by institutions and are not probably to be returned or reimbursed.

4. Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
4

Income taxes

The Company is exempt from taxation in the British Virgin Islands (“BVI”).

On March 16, 2007, the PRC National People’s Congress passed the Enterprise Income Tax Law (“Income Tax Law”), which became effective January 1, 2008 and applies a unified income tax rate for foreign invested enterprises and domestic enterprise. The Income Tax Law is effective immediately for companies previously subject to higher taxation rates and provides a five-year transition period from its effective date for those enterprises which were established before the effective date of the new tax law and previously entitled to a preferential tax treatment.

On December 26, 2007, the State Council and on February 20, 2008 the Ministry of Finance issued implementation guidelines (“Guidelines”) setting out how the transition of tax rates will occur. The Guidelines state that those enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. The applicable rates under such an agreements for such enterprises are 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. In addition, foreign investment manufacturing enterprises which have not fully utilised any preferential tax treatments, such as tax holidays or reduced rates of taxation, will be able to continue to receive them during the transitional period. The Group has applied the applicable rates in relation to deferred tax balances.

Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2012 (2011 and 2010: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2011: 24%, 2010: 22%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2012, ETTS had an assessable loss carried forward of US$287,675 as agreed by the local tax authority to offset its profit for the forth coming years (2011: US$169,369). Such loss will expire in 5 years.

In accordance with the relevant income tax laws and regulations applicable to foreign investment enterprises in the PRC, Shanghai Euro Tech Limited (“SET”), a subsidiary of the Company, is exempt from the PRC Enterprise Income Tax for two years starting from 2008, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2012, SET had an assessable loss carried forward of US$482,340 as agreed by the local tax authority to offset its profit for the forth coming years (2011: US$387,543). Such loss will expire in 5 years.

According to the relevant PRC tax rules and regulations, Shanghai Euro Tech Environmental Engineering Limited (“SETEE”) is exempt from the PRC Enterprise Income Tax for two years starting from 2007, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2012, SETEE had an assessable loss carried forward of US$1,418,936 as agreed by the local tax authority to offset its profit for the forth coming years (2011: US$1,106,994). Such loss will expire in 5 years. Chongqing Euro Tech Rizhi Technology Co., Ltd, Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd and Guangzhou Euro Tech Environmental Equipment Co., Ltd provide for PRC Enterprise Income Tax at a rate of 25%, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

According to the relevant PRC tax rules and regulations, Yixing Pact Environmental Technology Co., Ltd is registered in Shanghai as Foreign Owned Enterprise that are entitled to Enterprise Income Tax rate of 25% (2011 and 2010: 25%).

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% (2011 and 2010: 25% ), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$1.9 million at December 31, 2012 are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Profit/(loss before) income taxes/(benefit):

	2012	2011	2010
	US$’000	US$’000	US$’000

The PRC and Hong Kong	13	(1,204)	(1,326)

The provision for income taxes consists of:

	2012	2011	2010
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	117	(46)	233

Total current provision	117	(46)	233

Deferred tax benefit:
The PRC and Hong Kong	25	(17)	(79)

Total deferred provision	25	(17)	(79)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2012	2011	2010
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	31	(263)	(203)
Change in valuation allowances	166	33	158
Under-provision for income tax in prior years	-	(10)	-
Non deductible expenses	(55)	177	199

Total provision for income tax at effective tax rate	142	(63)	154

The components of deferred tax assets are as follows:

	2012	2011
	US$’000	US$’000

Tax losses	977	811
Temporary differences	(24)	1
Less: Valuation allowances	(691)	(525)

Net deferred tax assets	262	287

ZHEJIANG
Income taxes
4

Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipments Company Limited are classified as HNTE which enjoyed a preferential tax rate of 15%. Hangzhou Tianlan Environmental Engineering and Design Company Limited are subject to Enterprise Income Tax rate of 25%.

The provision for income taxes consists of:

	2012	2011	2010
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	3,218	8,912	4,249

Income taxes	3,218	8,912	4,249

Deferred tax benefit:	(784)	(993)	(1,481)

Total deferred taxes	(784)	(993)	(1,481)

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Income before income taxes	933	47,309	28,481

Computed tax using respective companies’statutory tax rates	140	7,096	4,289
Under/(over)-provision for income tax in prior years	1,358	512	(562)
Tax effect on revenue not subject to tax	(56)	(652)	(1,027)
Tax effect on expenses not deductible for tax purposes	992	963	68

Total provision for income tax at effective tax rate	2,434	7,919	2,768

The components of deferred tax assets are as follows:

	2012	2011
	RMB’000	RMB’000

Tax losses	-	348
Allowance for doubtful debts	2,513	2,949

Net deferred tax assets	2,513	3,297

4A. Other taxes payable (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
4A. Other taxes payable
5

Other taxes payable

Other taxes payable comprises mainly Valued-Added Tax (“VAT”) and Business Tax (“BT”). The Group is subject to output VAT levied at the rate of 17% of the revenue from sales of equipment. The input VAT paid on purchases of materials and other direct inputs can be used to offset the output VAT levied on operating revenue to determine the net VAT payable or recoverable. BT is charged at a rate of 5% and 3% on the revenue from technique services and installation services respectively.

5. Net income per ordinary share	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Net income per ordinary share
5	Net income per ordinary share The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2012	2011	2010
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,070,685	2,087,922	2,099,894
Effect of dilutive potential ordinary shares: Stock options	5,630	14,277	43,481
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,076,315	2,102,199	2,143,375

6. Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net

6	Accounts receivable, net

	2012	2011
	US$’000	US$’000

Accounts receivable	3,186	3,900
Less: Allowance for doubtful debts	(97)	(156)
	3,089	3,744

The following is an age analysis of past due account receivables as of December 31, 2012 and 2011:

	2012	2011
	US$’000	US$’000

Current	1,698	2,324
30-59 days past due	440	730
60-89 days past due	302	92
Greater than 90 days	649	598
	3,089	3,744

ZHEJIANG
Accounts receivable, net
6	Accounts receivable, net

	2012	2011
	RMB’000	RMB’000

Accounts receivable	245,892	208,558
Less: Allowance for doubtful debts	(19,522)	(20,795)

	226,370	187,763

7. Prepayments and other current assets	12 Months Ended
Dec. 31, 2012
Prepayments and other current assets
7

Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses. The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2012	2011
	US$’000	US$’000

Contracts costs incurred plus estimated earnings	3,785	8,604
Less: Progress billings	(3,684)	(8,098)
Cost and estimated earnings in excess of billings	101	506

ZHEJIANG
Prepayments and other current assets
7

Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2012	2011
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	198,706	117,105
Less: Progress billings	(98,957)	(53,574)

Cost and estimated earnings in excess of billings	99,749	63,531

8. Inventories	12 Months Ended
Dec. 31, 2012
Inventories

8	Inventories

	2012	2011
	US$’000	US$’000

Raw materials	147	142
Work in progress	59	74
Finished goods	447	367
	653	583

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2012, and 2011, provision for obsolete and slow moving inventories amounted to US$10,000 and US$209,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG
Inventories
8	Inventories

	2012	2011
	RMB’000	RMB’000

Raw materials	9,154	8,612

9. Property, plant and equipment	12 Months Ended
Dec. 31, 2012
Property, plant and equipment

9	Property, plant and equipment

	2012	2011
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	158	151
Furniture, fixtures and office equipment	616	636
Motor vehicles	162	162
Testing equipment	87	84

	2,889	2,899

Less: Accumulated depreciation	(1,944)	(1,841)

	945	1,058

	2012	2011	2010
	US$’000	US$’000	US$’000

Depreciation charge	130	182	170

ZHEJIANG
Property, plant and equipment
9	Property, plant and equipment

	2012	2011
	RMB’000	RMB’000

Office premises and leasehold improvements	47,092	51,304
Furniture, fixtures and office equipment	7,136	6,136
Motor vehicles	3,361	2,498
Plant and machineries	711	672
Construction in progress	298	-

	58,598	60,610

Less: Accumulated depreciation	(9,505)	(7,672)

	49,093	52,938

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Depreciation charge	3,017	2,694	2,398

9A. Intangible assets, net (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
9A. Intangible assets, net
10	Intangible assets, net

	2012	2011
	RMB’000	RMB’000

Patents	2,850	2,950
Others	161	35

	3,011	2,985

Less: Accumulated amortisation	(318)	(134)

	2,693	2,851

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	164	134	-

9B. Land use right, net (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
9B. Land use right, net
11	Land use right, net

	2012	2011
	RMB’000	RMB’000

Land use right	7,315	7,315
Less: Accumulated amortisation	(980)	(831)

	6,335	6,484

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	177	148	546

10. Interests in affiliates	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Interests in affiliates

10

Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Group acquired 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd, (“Tianlan”), a company incorporated in the PRC for a total consideration of US$4,648,000 in 2007. In 2010, Tianlan increased its share capital and the Group further invested US$262,000 in order to maintain the share holding of 20% in Tianlan. In 2011, Tianlan increased its share capital and the Group further invested US$435,000 in order to maintain the share holding of 20% in Tianlan.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	57,431	49,064

Non-current assets	9,605	10,322

Total assets	67,036	59,386

Total liabilities	(42,889)	(35,154)

Total shareholders’ equity	24,147	24,232

	2012	2011
Operating results:	US$’000	US$’000

Net sales	44,543	45,966

Operating profits	616	6,899

Net (loss)/profits	(196)	6,407

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	17,371	16,645

Non-current assets	5,650	5,402

Total assets	23,021	22,047

Total liabilities	(9,893)	(9,295)

Total shareholders’ equity	13,128	12,752

	2012	2011
Operating results:	US$’000	US$’000

Net sales	12,631	8,151

Operating profits/(losses)	74	(903)

Net profits/(losses)	243	(749)

11. Other payables and accrued expenses	12 Months Ended
Dec. 31, 2012
Other payables and accrued expenses
11	Other payables and accrued expenses Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

ZHEJIANG
Other payables and accrued expenses
13	Other payables and accrued expenses Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

11A. Short term borrowings (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
12. Short term borrowings
12	Short term borrowings

	2012	2011
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	55,000	36,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	60,000	41,000

(i)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2012 bear interest at fixed rates 6.00% to 7.87% (2011: 5.81% to 7.87%) per annum and are secured by the Company’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB3,137,000 (2011: RMB1,480,000 and 2010: RMB352,000).

(ii)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2012 bear interest at fixed rates 7.50% to 7.87% (2011: 7.54% to 7.87%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB391,245 (2011: RMB115,000).

12. Ordinary share	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Ordinary share

12

Ordinary share

During the year ended December 31, 2010, the Company issued 9,259 ordinary shares for stock options exercised.

During the year ended December 31, 2012 and 2011, there was no movement with the Company’s issued ordinary shares and the outstanding share.

On January 13, 2012, the company effected a two-for-eleven reverse split of its issued ordinary shares. The information contained hereinreflects retroactive effectof the reverse stock split for all period presented.

13. Goodwill	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Goodwill

13

Goodwill

The Company accounts for acquisitions of subsidiaries in accordance with FASB ASC Subtopic 805-10, Business Combinations, (previously SFAS No. 141 “Business Combinations”). Goodwill represents the excess of acquisition cost over the estimated fair value of net assets acquired in relation to the acquisition of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited in 2005.

December 31, 2012, the Company completed the annual impairment test (i.e. comparing the carrying amount of the net assets, including goodwill, with the fair value of the Company as of December 31, 2012). Based on management’s assessment, the Company determined that there was no impairment of goodwill as of December 31, 2012.

14. Treasury stock	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Treasury stock

14

Treasury stock

The Company authorised a stock buyback program in July 2009 pursuant to which up to 54,546 shares, but not to exceed US$420,000 in value, of the Company’s ordinary share could be purchased in the open market from time to time as market and business conditions warrant. The Company repurchased a total of 4,843 shares and 7,000 shares of ordinary share during 2009 and 2010 for considerations of approximately US$34,000 and US$55,233, respectively.

The Company authorised a stock buyback program in August 2010 pursuant to which up to 54,546 shares, but not to exceed US$450,000 in value, of the Company’s ordinary share could be purchased in the open market from time to time as market and business conditions warrant. The Company repurchased a total of 6,482 shares of ordinary share during 2010 for considerations of approximately US$49,000. The Company repurchased a total of 16,935 shares of ordinary share during 2011 for considerations of approximately US$94,000. The Company repurchased a total of 8,639 shares of ordinary share during 2012 for considerations of approximately US$33,000.

There was no reissuance of treasury stock during each of the three years ended December 31, 2012.

15. PRC statutory reserves	12 Months Ended
Dec. 31, 2012
PRC statutory reserves

15

PRC statutory reserves

Under the relevant PRC laws and regulations, the PRC subsidiaries are required to appropriate certain percentage of their respective net income to two statutory funds i.e. the statutory reserve fund and the statutory staff welfare fund. The PRC subsidiaries can also appropriate certain amount of their net income to the enterprise expansion fund.

(i)

Statutory reserve fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate at least 10% of the companies’ net income to the statutory reserve fund until such fund reaches 50% of the companies’ registered capital. The statutory reserve fund can be utilised upon the approval by the relevant authorities, to offset accumulated losses or to increase registered capital of the companies, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.

Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$3,343,000 as at December 31, 2012 (2011:US$3,280,000).

(ii)

Statutory staff welfare fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate certain amount of the companies’ net income to the staff welfare fund determined by the Company. The staff welfare fund can only be used to provide staff welfare facilities and other collective benefits to the companies’ employees. This fund is non-distributable other than upon liquidation of the PRC subsidiaries.

(iii)

Enterprise expansion fund

The expansion fund shall only be used to make up losses, expand the PRC subsidiaries’ production operations, or increase the capital of the subsidiaries. The expansion fund can be utilised upon approval by relevant authorities, to convert into registered capital and issue bonus capital to existing investors, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.

ZHEJIANG
PRC statutory reserves
14

PRC statutory reserves

Under the relevant PRC laws and regulations, the Group is required to appropriate certain percentage of their respective net income to two statutory funds, namely the statutory reserve fund and the statutory staff welfare fund.

(i)

Statutory reserve fund

Pursuant to applicable PRC laws and regulations, the Group is required to allocate at least 10% of the companies’ net income to the statutory reserve fund until such fund reaches 50% of the companies’ registered capital. The statutory reserve fund can be utilised upon the approval by the relevant authorities, to offset accumulated losses or to increase registered capital of the companies, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.

(ii)

Statutory staff welfare fund

Pursuant to applicable PRC laws and regulations, the Group is required to allocate certain amount of the companies’ net income to the staff welfare fund determined by the Company. The staff welfare fund can only be used to provide staff welfare facilities and other collective benefits to the companies’ employees. This fund is non-distributable other than upon liquidation of the Group.

15A. Capital reserve (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Capital reserve
15	Capital reserve Capital reserve represents capital contributions from shareholders in excess of the paid-in capital amount.

16. Stock options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock options

16	Stock options

(i)

2000 Stock Option Plan

A total of 217,407 shares of ordinary share have been reserved for issuance under the Company’s 2000 Stock Option Plan (the “2000 Stock Options”). The 2000 Stock Options provide for the grant of options to its officers, directors and employees as the Company’s Chairman of the Board of Directors and Chief Executive Officer may direct.

During the year ended December 31, 2010, 6,205 options with the exercise price of US$3.18 per share were exercised. All the remaining unexercised options expired in August 2010.

(ii)

2002 Employees’ Stock Option and Incentive Plan and 2002 Officers’ and Directors’ Stock Option and Incentive Plan

A total of 53,454 shares and 152,727 shares of ordinary share have been reserved for issuance under the Company’s 2002 Employees’ Stock Option and Incentive Plan (the “2002 Employee Stock Options”) and 2002 Officers’ and Directors’ Stock Option and Incentive Plan (the “2002 D&O Stock Options”), respectively. Both 2002 Employee Stock Options and the 2002 D&O Stock Options provided for the grant of options to its employees as the Company’s Chairman of the Board of Directors and Chief Executive Officer may direct.

During the year ended December 31, 2009, 2,291 options with exercise price of US$4.19 per share were cancelled. During the same year, 1,818 options with exercise price of US$3.22 per share were exercised.

During the year ended December 31, 2010, 1,527 options with exercise price of US$4.19 per share were cancelled. During the same year, 3,054 options with exercise price of US$4.19 per share were exercised.

During the year ended December 31, 2011, 2,291 options and 7,636 options with exercise price of US$4.19 and US$3.18 per share, respectively, were cancelled.

During the year ended December 31, 2012, all the remaining unexercised options expired in November 2012.

16

Stock options (Continued)

The Company estimate the fair value of the options granted under the Black-Scholes pricing model.

Changes in outstanding options under various plans mentioned above were as follows:

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	36,255	3.36	46,182	3.36	94,958	4.68
Granted	-	-	-	-	-	-
Cancelled/Expired	(36,255)	(3.36)	(9,927)	(3.47)	(39,517)	(6.38)
Exercised	-	-	-	-	(9,259)	(3.52)

Outstanding, end of year	-	-	36,255	3.36	46,182	3.36

Exercisable, end of year	-	-	36,255	3.36	46,182	3.36

As of December 31, 2012, there was no options outstanding.

The total intrinsic value of share options exercised for the twelve months ended December 31, 2012 and 2011 were approximately US$Nil and US$Nil, respectively. As of December 31, 2012 there was no unrecognised stock-based compensation expense related to unvested stock options.

The Group adopted the provisions of ASC 718-10, which requires us to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

The Black-Scholes option-pricing model is used to estimate the fair value of the options granted. This requires the input of subjective assumptions, including the expected volatility of stock price, expected option term, expected risk-free rate over the expected option term and expected dividend yield rate over the expected option term. Because changes in subjective input assumptions can materially affect the fair value estimate, in directors’ opinion, the existing model may not necessarily provide a realisable measure of the fair value of the stock options. Expected volatility is based on historical volatility in the 180 days prior to the issue of the options. Expected option term and dividend yield rate are based on historical trends. Expected risk-free rate is based on US Treasury securities with similar maturities as the expected terms of the options at the date of grant.

17. Pension plan	12 Months Ended
Dec. 31, 2012
Pension plan
17

Pension plan

Prior to December 1, 2000, the Group had only one defined contribution pension plan for all its Hong Kong employees. Under this plan, all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by the Group, depending on their years of service with the Group. The Group was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company.

With the introduction of the Mandatory Provident Fund Scheme, a defined contribution scheme managed by an independent trustee on December 1, 2000, the Group and its employees who joined the Group subsequently make monthly contributions to the scheme at 5% of the employee’s cash income as defined under the Mandatory Provident Fund legislation. Contributions of both the Group and its employees are subject to a maximum of HK$1,000 per month and thereafter contributions are voluntary and are not subject to any limitation. The Group and its employees made their first contributions in December 2000.

As stipulated by the rules and regulations in the PRC, the Group contributes to state-sponsored retirement plans for its employees in Mainland China. The Group contributions range from 12% to 22% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions. The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the years ended December 31, 2012, 2011 and 2010, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately US$364,000, US$455,000 and US$390,000 respectively.

ZHEJIANG
Pension plan
16

Pension plan

As stipulated by the rules and regulations in the PRC, the Group contributes to state-sponsored retirement plans for its employees in Mainland China.  The Group contributes approximately ranging from 12% to 14% of the basic salaries of its employees, and has no further obligations for the actual payment of pension or post-retirement benefits beyond the annual contributions.  The state-sponsored retirement plans are responsible for the entire pension obligations payable to retired employees.

During the years ended December 31, 2012, 2011 and 2010, the aggregate contributions of the Group to the aforementioned pension plans and retirement benefit schemes were approximately RMB2,564,000, RMB2,331,000 and RMB488,000 respectively.

18. Risk factor and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Risk factor and Derivative Instruments

18	Risk factor and Derivative Instruments Financial risk factors The Group’s activities expose it to a variety of financial risks: foreign exchange rate risk and credit risk.

(i)

Credit risk

The Group has no significant concentration of credit risk. The Group has policies in place to ensure that sales of products are made to customers with an appropriate credit history. The Group has policies that limit the amount of credit exposure to any customers. Derivative counterparties and cash transactions are limited to high credit quality banks.

(ii)

Foreign exchange risk

The Group operates in Hong Kong, the PRC and trades with both local and overseas customers, and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to purchases in, Hong Kong dollar, Renminbi and Euro. Foreign exchange risk arises from committed and unmatched future commercial transactions, such as confirmed import purchase orders and sales orders, recognised assets and liabilities, and net investment in the PRC operations. The Group uses derivative financial instruments such as foreign exchange contracts to hedge certain foreign currency exposures.

The Group’s prevailing risk management policy is to hedge the net committed transactions (mainly sales and import purchases) in each major currency.

The Company’s policy generally permits the use of derivatives if they are associated with underlying assets or liabilities, forecasted transactions, or legally binding rights or obligations. There were no such derivatives during the years ended December 31, 2012 and 2011.

ZHEJIANG
Risk factor and Derivative Instruments
17

Risk factors

The Group’s activities expose itself mainly to credit risk.

The Group has no significant concentration of credit risk.  The Group has policies in place to ensure that sales of products are made to customers with an appropriate credit history.  The Group has policies that limit the amount of credit exposure to any customers.

19. Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
19	Related party transactions Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2012, 2011 and 2010.

ZHEJIANG
Related party transactions

18	Related party Amounts due from/(to) owners

The owners, from time to time, obtain business related advances and pay expenses on behalf of the Company. The amounts due to owners are unsecured, interest free and do not have clearly defined terms of repayment. There were no other transactions with related parties in the years 2012 and 2011 other than those disclosed in elsewhere in the financial statements.

20. Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies

20	Commitments and contingencies

(i)

Operating leases

The Group has various operating lease agreements for office and industrial premises. Rental expenses for the years ended December 31, 2012, 2011 and 2010 were approximately US$291,000, US$356,000 and US$384,000, respectively. Future minimum rental payments as of December 31, 2012, under agreements classified as operating leases with non-cancellable terms amounted to US$262,000 of which US$232,000 are payable in the year 2013 and US$30,000 are payable within years 2014 to 2016.

(ii)

Banking facilities

As at December 31, 2012, 2011 and 2010, the Group had various banking facilities available for overdraft, import and export credits and foreign exchange contracts from which the Group can draw up to approximately US$1,538,000, US$1,154,000 and US$2,564,000 respectively, of which approximately US$285,000, US$474,000 and US$188,000 was utilised for issuance of bank guarantees.

(iii)

Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv)

Litigation

Statements of claim were issued by Yu-Cheng Ling and Xue-Mei Huang (“Plaintiff A”), and Nian-Chong Luo and Li-Shan Cen (“Plaintiff B”) as the plaintiffs against Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”) as one of the ten defendants (“Defendants”) in civil claims at the People’s Court of TianDong Province, Guangxi, PRC.

Plaintiff A and Plaintiff B claimed against Defendants for total compensations of approximately US$64,000 and US$95,000, respectively, for their sons died in a serious fatal traffic accident in September 2010 on the ground that one of the drivers of the accident, (employee of SETEE’s sub-contractor) was performing SETEE’s jobs during the traffic accident and therefore SETEE is liable to assume joint and several liability. The case was heard in court on April 28, 2011. The Tian Dong People’s Court issued a verdict dated September 11, 2011 finding, among other things, that the Company was not liable. One of the Plaintiffs has appealed that verdict to the Baise Intermediate People’s Court, Guangxi Zhuang Autonomous Region, PRC in November 20, 2011. After the hearing on April 23, 2012, the appellate court issued a verdict dated May 10, 2012 finding, among other things, that the Company was not liable to joint and several liability with the driver, but to bear 30% of the liability of the civil engineer sub-contractor for the amount of US$52,000. Management considers not to appeal as the chance of success is remote.

ZHEJIANG
Commitments and contingencies
19

Commitments and contingencies

Operating leases

The Group has no rental expense during the year ended December 31, 2012 (2011 and 2010: RMBNil). As of December 31, 2012, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2013.

21. Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair value of financial instruments

21

Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.

ZHEJIANG
Fair value of financial instruments
20

Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.

22. Segment information	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Segment information

22	Segment information

(i)

The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,866	11,437	13,745
Engineering	10,779	8,776	8,560
	21,645	20,213	22,305
Operating (loss)/income
Trading and manufacturing	(301)	(720)	(1,590)
Engineering	401	(802)	354
Unallocated corporate expenses	(159)	(152)	(142)
	(59)	(1,674)	(1,378)

	2012	2011	2010
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	88	137	132
Engineering	42	45	38
	130	182	170
Capital Expenditures, Gross
Trading and manufacturing	12	44	52
Engineering	29	19	60
	41	63	112

	2012	2011
	US$’000	US$’000
Assets
Trading and manufacturing	6,211	6,215
Engineering	18,736	17,649
	24,947	23,864
Liabilities
Trading and manufacturing	2,615	2,315
Engineering	4,576	3,640
	7,191	5,955

(ii)	Geographical analysis of revenue by customer location is as follows:

	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue -
The PRC	15,867	15,100	15,891
Hong Kong	5,511	4,891	6,150
Others	267	222	264
	21,645	20,213	22,305

(iii)	Long-lived assets(1) Geographical analysis of long-lived assets is as follows:

	2012	2011
	US$’000	US$’000

Hong Kong	583	630
The PRC	362	428
	945	1,058

(1)           Long-lived assets represent property, plant and equipment, net.

(iv)	Major suppliers Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2012	2011	2010

Supplier A	17%	10%	7%
Supplier B	11%	10%	13%
Supplier C	10%	7%	21%
Supplier D	7%	8%	6%
Supplier E	6%	6%	4%
Supplier F	6%	15%	7%

(v)	Major customers No revenue from a single customer exceeds 10% of the Group revenue during the years ended December 31, 2012, 2011 and 2010.

23. Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events

23

Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

ZHEJIANG
Subsequent events
21

Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

24. Restatement (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
24. Restatement

22.	Restatement The Company corrected an accounting error by restating previously issued financial statements as follow:

CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31, 2011

	2011	2011	2011
	(As originally	(Restated)	(Effect of
	report)		change)
Assets	RMB’000	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	38,434	38,434	-
Accounts receivable, net	190,392	187,763	(2,629)
Amounts due from owners	2	2	-
Prepayments and other current assets	84,417	76,860	(7,557)
Inventories	8,612	8,612	-

Total current assets	321,857	311,671	(10,186)

Property, plant and equipment, net	52,938	52,938	-
Intangible asset, net	2,851	2,851	-
Land use right, net	6,484	6,484	-
Deferred tax assets	3,297	3,297	-

Total assets	387,427	377,241	(10,186)

Liabilities and shareholders’ equity

Current liabilities:
Short term borrowings	41,000	41,000	-
Accounts payable	133,475	133,475	-
Other payables and accrued expenses	28,438	28,537	(99)
Other taxes payable	13,407	13,407	-
Income tax payable	5,172	6,887	(1,715)

Total current liabilities	221,492	223,306	(1,814)

Commitments and contingencies	-	-	-

Shareholders’ equity:
Share capital 61,200,000 shares issued	61,200	61,200	-
Capital reserve	55,189	43,189	12,000
PRC statutory reserves	4,272	4,272	-
Retained earnings	40,497	37,881	2,616

Equity attributable to shareholders of Zhejiang Tianlan Environmental Protection Technology Company Limited	161,158	146,542	14,616
Non-controlling interest	4,777	7,393	(2,616)

Total shareholders’ equity	165,935	153,935	12,000

Total liabilities and shareholders’ equity	387,427	377,241	10,186

2. Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation
(a)

Basis of Consolidation

The consolidated financial statements include the accounts of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation(previously FASB Interpretation No. 46 (R), “Consolidation of Variable Interest Entities”) , are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that certain retail shops established in the PRC qualified as variable interest entities as defined in ASC 810-10. The retail shops are principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of these retail shops and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in these retail shops and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shops’ residual returns. Total assets and liabilities of these consolidated VIEs total US$14,204 and US$3,581, as of December 31, 2012 and US$15,564 and US$3,504, as of December 31, 2011, respectively. The cumulative losses on consolidating these VIEs in the Group’s consolidated statement of income in 2012 were US$275,232 (2011: losses of US$244,024 and 2010: losses of US$112,637), including taxes of US$1,262 (2011: US$2,222 and 2010: US$3,826). The assets of the entities consist mainly of cash and bank balances, trade and other receivables, inventories and property, plant and equipment. The creditors of these VIEs do not have a recourse to the general credit of the Group. The Group will provide for all necessary financing for the VIEs.

Subsidiaries and affiliates
(b)

Subsidiaries and affiliates

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for using the equity method of accounting.

Revenue Recognition
(c)

Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company recognises revenue when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognised upon completion of installation. Revenue earned from customer support services, which represents a minor percentage of total revenues, is recognised when such services are provided.

Revenues and profits in long term fixed price contracts or engineering income are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, (previously Statement of Position (“SOP”) 81-1, “Accounting for Performance of Construction-Type and Certain Production-Type Contracts”). This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

Research and Development Costs
(d)

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$930,000, US$200,000 and US$24,000 for the years ended December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Advertising and promotional expenses
(e)

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$21,000, US$61,000 and US$63,000 for the years December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Taxation
(f)

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, (previously Statement of Financial Accounting Standards (“SFAS”) No. 109: “Accounting for Income Taxes”), under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2012, 2011 and 2010.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

Cash equivalents
(g)	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and demand deposits with banks.

Restricted cash
(h)

Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers. The amount is expected to be released within one year after the balance sheet date.

Receivables
(i)

Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories
(j)

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant, and Equipment
(k)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Impairment
(l)

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, (previously SFAS No. 144: “Accounting for Impairment or Disposal of Long-Lived Assets”) which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2012.

Operating leases
(m)

Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

Goodwill
(n)

Goodwill

The Group has adopted FASB ASC Subtopic 350-10, Intangibles – Goodwill and Other (previously SFAS No.142: “Goodwill and other intangible assets”) which requires the performance of an impairment test on an annual basis.

Foreign Currency Translation
(o)

Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

Derivative Instruments and Hedging
(p)

Derivative Instruments and Hedging Activities

FASB ASC Subtopic 815-10, Derivates and Hedging, (previously SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), as amended by SFAS No. 137, “Accounting for Derivative Instruments and Hedging Activities – Deferral of the Effective Date of FASB Statement No. 133 – an amendment of FASB Statement No. 133”, and SFAS No. 138, “Accounting for Certain Derivative Instruments and Certain Hedging Activities – an amendment of FASB Statement No. 133”, as well as the interpretations of the Derivatives Implementation Group (“DIG”), are applied as amended by SFAS No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities”). ASC 815-10 contains accounting and reporting standards for hedging accounting and for derivative financial instruments, including certain derivative financial instruments embedded in other contracts.

ASC 815-10 requires that all derivatives be recognised as either assets or liabilities in the consolidated balance sheet and measured at fair value. Depending on the documented designation of a derivative instrument, any change in fair value is recognised either in net income or shareholders’ equity (as a component of accumulated other comprehensive income).

Fair values of derivative instruments are classified as operating assets or liabilities. Changes in fair value of derivative instruments affecting income are classified as other operating income or expenses. Please see note 18 for additional information regarding the Company’s use of derivative instruments.

Comprehensive Income
(q)

Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, (previously SFAS No. 130: “Reporting Comprehensive Income,”) which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

Ordinary share
(r)

Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Earnings per share (EPS)
(s)

Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, (previously SFAS No. 128 “Earnings Per Share”), by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

Stock-Based Compensation
(t)

Stock-based Compensation

The Group adopted the provisions of FASB ASC Subtopic 718-10, Compensation – Stock Compensation), (previously SFAS No. 123 (revised 2004) (SFAS No. 123(R)), Share-Based Payment) which requires the Group to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

Use of Estimates
(u)

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

Related parties
(v)

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Segment Information
(w)

Segment Information

The Company’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting, (previously SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information”). The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Company’s reportable segments. The Company categorises its operations into two business segments: Trading and manufacturing, and Engineering.

Recent Accounting Updates Pronouncements
(x)

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued ASU 2011-04. The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework. Thus, there are few differences between the ASU and its international counterpart, IFRS 13. This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company. .

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In July 2012, FASB issued Accounting Standards Update 2012-02, Balance Sheet- Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment is an Amendment to FASB Accounting Standards Update 2011-08. The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2012. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

ZHEJIANG
Consolidation
(a)

Basis of Consolidation

The consolidated financial statements include the accounts of Zhejiang Tianlan Environmental Protection Technology Company Limited and its subsidiaries (the “Group”). In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

Subsidiaries and affiliates
(b)	Subsidiaries A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Revenue Recognition
(c)

Revenue Recognition

The Group’s main source of revenue is the construction and installation services of environmental protection equipment for flue gas desulphurization, dust removal and flue gas denitration. Revenues are recorded under the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition — Construction-Type and Production-Type Contracts. This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

Research and Development Costs
(d)

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB14,890,000, RMB11,560,000 and RMB6,182,000 for the years ended December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Advertising and promotional expenses
(e)

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB26,000, RMB128,000 and RMB9,700 for the years December 31, 2012, 2011 and 2010 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

Taxation
(f)

Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC-740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2012, 2011 and 2010.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

Cash equivalents
(g)	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and demand deposits with banks.

Receivables
(h)

Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

According to construction contracts signed with the customers, an amount ranged from 5%-20% of contract sum will only be receivable one year after the final inspection report issued by relevant department of Ministry of Environmental Protection. As of December 31, 2012, accounts receivable in more than one year amounted to RMB12,719,000 (2011:RMBNil and 2010: RMB 71,634,000).

Inventories
(i)

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant, and Equipment
(j)

Property, Plant and Equipment and Land Use Right

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Land in the PRC is owned by the PRC government.  The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time.  Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right Office premises Leasehold improvements Plant and machineries Furniture, fixtures and office equipment Motor vehicles	Over terms of the leases 47-50 years over terms of the leases or the useful lives whichever is less 5 to 10 years 5 years 5 years

Intangible Assets
(k)

Intangible Assets

The Company amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Company is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

Impairment
(l)

Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2012.

Government grant income
(m)

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China. No present or future obligation arises from the receipt of such amount.

Operating leases
(n)

Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

Foreign Currency Translation
(o)

Foreign Currency Translation

The Group maintains its books and records in Chinese Renminbi (“functional currency”). Foreign currency transactions during the year are translated into the functional currency at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur.

Comprehensive Income
(p)

Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income, in the consolidated statement of changes in shareholders’ equity.

Ordinary share
(q)

Share capital

Paid in capital refers to the registered capital paid-up by the shareholders’ of the Company. The paid-in capital is RMB52,174,000 at the year ended December 31, 2010.

On August 30, 2011, the Company changed from a sino-foreign joint venture enterprise to a limited company by shares of 60,000,000 shares of RMB1 by converting the registered capital and part of the retained earnings. The remaining balance of the retained earnings were reclassified as capital reserve.

On September 12, 2011, 1,200,000 shares of RMB1 were issued at RMB5 per shares.

At the year end of December 31, 2012 and 2011, there were 61,200,000 shares were issued.

Use of Estimates
(r)

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Group may undertake in the future, actual results may be different from the estimates.

Related parties
(s)

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent Accounting Updates Pronouncements
(t)

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued ASU 2011-04.  The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework.  Thus, there are few differences between the ASU and its international counterpart, IFRS 13.  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The ASU is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material effect on the financial position, results of operations or cash flows of the Company.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements.  The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  The ASU does not change the items that must be reported in other comprehensive income.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of ASU 2011-05 did not have a material effect on the financial position, results of operations or cash flows of the Company.   .

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In July 2012, FASB issued Accounting Standards Update 2012-02, Balance Sheet- Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment is an Amendment to FASB Accounting Standards Update 2011-08.  The objective of the amendments in this Update is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2012. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

1. Organisation and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of significant subsidiaries
Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

ChinaH2O.com Limited***	100%	Hong Kong	Internet content provider and provision of marketing services for environmental industry to the Company and its subsidiaries

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%*	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited **	58%*	The British Virgin Islands	Producing and selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (Formerly known as Zhejiang Tianlan Desulfurization and Dust–Removal Co. Ltd.)	20%	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejaing Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

ZHEJIANG
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2012	2011

Hangzhou Tianlan Environmental Engineering and Design Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlan Environmental Protection Equipments Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Shihezi Tianlan Environmental Protection Technology Company Limited (石河子市天藍環保技術有限公司)	100%	-	PRC	Dormant

2. Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

ZHEJIANG
Property, Plant and Equipment
Land use right	Over terms of the leases
Office premises	47-50 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less

Plant and machineries	5 to 10 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years

3. Other income, net (Tables)	12 Months Ended
Dec. 31, 2012
Other income
	2012	2011	2010
	US$’000	US$’000	US$’000

Exchange (loss)/gain, net	(17)	26	(17)
Rental income	65	56	26

	48	82	9

ZHEJIANG
Other income
	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Subsidy income (note i)	7,170	4,483	5,954
Sales of scrapped materials	31	78	-
Others	140	600	120

	7,341	5,161	6,074

4. Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of provision for income taxes

Profit/(loss before) income taxes/(benefit):

	2012	2011	2010
	US$’000	US$’000	US$’000

The PRC and Hong Kong	13	(1,204)	(1,326)

The provision for income taxes consists of:

	2012	2011	2010
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	117	(46)	233

Total current provision	117	(46)	233

Deferred tax benefit:
The PRC and Hong Kong	25	(17)	(79)

Total deferred provision	25	(17)	(79)

Reconciling items from income tax

	2012	2011	2010
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	31	(263)	(203)
Change in valuation allowances	166	33	158
Under-provision for income tax in prior years	-	(10)	-
Non deductible expenses	(55)	177	199

Total provision for income tax at effective tax rate	142	(63)	154

Components of deferred tax assets

The components of deferred tax assets are as follows:

	2012	2011
	US$’000	US$’000

Tax losses	977	811
Temporary differences	(24)	1
Less: Valuation allowances	(691)	(525)

Net deferred tax assets	262	287

ZHEJIANG
Components of provision for income taxes

The provision for income taxes consists of:

	2012	2011	2010
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	3,218	8,912	4,249

Income taxes	3,218	8,912	4,249

Deferred tax benefit:	(784)	(993)	(1,481)

Total deferred taxes	(784)	(993)	(1,481)

Reconciling items from income tax
The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Income before income taxes	933	47,309	28,481

Computed tax using respective companies’statutory tax rates	140	7,096	4,289
Under/(over)-provision for income tax in prior years	1,358	512	(562)
Tax effect on revenue not subject to tax	(56)	(652)	(1,027)
Tax effect on expenses not deductible for tax purposes	992	963	68

Total provision for income tax at effective tax rate	2,434	7,919	2,768

Components of deferred tax assets	The components of deferred tax assets are as follows:
	2012	2011
	RMB’000	RMB’000

Tax losses	-	348
Allowance for doubtful debts	2,513	2,949

Net deferred tax assets	2,513	3,297

5. Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Ordinary Share Tables
Basic and diluted number of shares
	2012	2011	2010
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,070,685	2,087,922	2,099,894
Effect of dilutive potential ordinary shares: Stock options	5,630	14,277	43,481
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,076,315	2,102,199	2,143,375

6. Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
	2012	2011
	US$’000	US$’000

Accounts receivable	3,186	3,900
Less: Allowance for doubtful debts	(97)	(156)
	3,089	3,744

Age analysis of past due account receivables
The following is an age analysis of past due account receivables as of December 31, 2012 and 2011:

	2012	2011
	US$’000	US$’000

Current	1,698	2,324
30-59 days past due	440	730
60-89 days past due	302	92
Greater than 90 days	649	598
	3,089	3,744

ZHEJIANG
Accounts receivable, net
	2012	2011
	RMB’000	RMB’000

Accounts receivable	245,892	208,558
Less: Allowance for doubtful debts	(19,522)	(20,795)

	226,370	187,763

7. Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Cost and estimated earnings in excess of billings
	2012	2011
	US$’000	US$’000

Contracts costs incurred plus estimated earnings	3,785	8,604
Less: Progress billings	(3,684)	(8,098)
Cost and estimated earnings in excess of billings	101	506

ZHEJIANG
Cost and estimated earnings in excess of billings
	2012	2011
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	198,706	117,105
Less: Progress billings	(98,957)	(53,574)

Cost and estimated earnings in excess of billings	99,749	63,531

8. Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
8	Inventories

	2012	2011
	US$’000	US$’000

Raw materials	147	142
Work in progress	59	74
Finished goods	447	367
	653	583

ZHEJIANG
Inventories
	2012	2011
	RMB’000	RMB’000

Raw materials	9,154	8,612

9. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment
	2012	2011
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	158	151
Furniture, fixtures and office equipment	616	636
Motor vehicles	162	162
Testing equipment	87	84

	2,889	2,899

Less: Accumulated depreciation	(1,944)	(1,841)

	945	1,058

Depreciation expense
	2012	2011	2010
	US$’000	US$’000	US$’000

Depreciation charge	130	182	170

ZHEJIANG
Property, plant and equipment
	2012	2011
	RMB’000	RMB’000

Office premises and leasehold improvements	47,092	51,304
Furniture, fixtures and office equipment	7,136	6,136
Motor vehicles	3,361	2,498
Plant and machineries	711	672
Construction in progress	298	-

	58,598	60,610

Less: Accumulated depreciation	(9,505)	(7,672)

	49,093	52,938

Depreciation expense
Less: Accumulated depreciation	(9,505)	(7,672)

	49,093	52,938

9A. Intangible assets, net (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Intangible assets, net
10	Intangible assets, net

	2012	2011
	RMB’000	RMB’000

Patents	2,850	2,950
Others	161	35

	3,011	2,985

Less: Accumulated amortisation	(318)	(134)

	2,693	2,851

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	164	134	-

9B. Land use right, net (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Schedule Land use right
	2012	2011
	RMB’000	RMB’000

Land use right	7,315	7,315
Less: Accumulated amortisation	(980)	(831)

	6,335	6,484

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	177	148	546

10. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Interests In Affiliates Tables
Schedule of Investments in affiliates
A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	57,431	49,064

Non-current assets	9,605	10,322

Total assets	67,036	59,386

Total liabilities	(42,889)	(35,154)

Total shareholders’ equity	24,147	24,232

	2012	2011
Operating results:	US$’000	US$’000

Net sales	44,543	45,966

Operating profits	616	6,899

Net (loss)/profits	(196)	6,407

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	17,371	16,645

Non-current assets	5,650	5,402

Total assets	23,021	22,047

Total liabilities	(9,893)	(9,295)

Total shareholders’ equity	13,128	12,752

	2012	2011
Operating results:	US$’000	US$’000

Net sales	12,631	8,151

Operating profits/(losses)	74	(903)

Net profits/(losses)	243	(749)

11A. Short term borrowings (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Short term borrowings
	2012	2011
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	55,000	36,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	60,000	41,000

16. Stock options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Schedule stock option activity

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	36,255	3.36	46,182	3.36	94,958	4.68
Granted	-	-	-	-	-	-
Cancelled/Expired	(36,255)	(3.36)	(9,927)	(3.47)	(39,517)	(6.38)
Exercised	-	-	-	-	(9,259)	(3.52)

Outstanding, end of year	-	-	36,255	3.36	46,182	3.36

Exercisable, end of year	-	-	36,255	3.36	46,182	3.36

22. Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Tables
Segment information

	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,866	11,437	13,745
Engineering	10,779	8,776	8,560
	21,645	20,213	22,305
Operating (loss)/income
Trading and manufacturing	(301)	(720)	(1,590)
Engineering	401	(802)	354
Unallocated corporate expenses	(159)	(152)	(142)
	(59)	(1,674)	(1,378)

	2012	2011	2010
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	88	137	132
Engineering	42	45	38
	130	182	170
Capital Expenditures, Gross
Trading and manufacturing	12	44	52
Engineering	29	19	60
	41	63	112

	2012	2011
	US$’000	US$’000
Assets
Trading and manufacturing	6,211	6,215
Engineering	18,736	17,649
	24,947	23,864
Liabilities
Trading and manufacturing	2,615	2,315
Engineering	4,576	3,640
	7,191	5,955

Geographical analysis of revenue
	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue -
The PRC	15,867	15,100	15,891
Hong Kong	5,511	4,891	6,150
Others	267	222	264
	21,645	20,213	22,305

Major suppliers
	2012	2011	2010

Supplier A	17%	10%	7%
Supplier B	11%	10%	13%
Supplier C	10%	7%	21%
Supplier D	7%	8%	6%
Supplier E	6%	6%	4%
Supplier F	6%	15%	7%

24. Restatement (Tables) (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
Restatement for CONSOLIDATED BALANCE SHEETS
	2011	2011	2011
	(As originally	(Restated)	(Effect of
	report)		change)
Assets	RMB’000	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	38,434	38,434	-
Accounts receivable, net	190,392	187,763	(2,629)
Amounts due from owners	2	2	-
Prepayments and other current assets	84,417	76,860	(7,557)
Inventories	8,612	8,612	-

Total current assets	321,857	311,671	(10,186)

Property, plant and equipment, net	52,938	52,938	-
Intangible asset, net	2,851	2,851	-
Land use right, net	6,484	6,484	-
Deferred tax assets	3,297	3,297	-

Total assets	387,427	377,241	(10,186)

Liabilities and owners’ equity

Current liabilities:
Short term borrowings	41,000	41,000	-
Accounts payable	133,475	133,475	-
Other payables and accrued expenses	28,438	28,537	(99)
Other taxes payable	13,407	13,407	-
Income tax payable	5,172	6,887	(1,715)

Total current liabilities	221,492	223,306	(1,814)

Commitments and contingencies	-	-	-

Owners’ equity:
Share capital 61,200,000 shares issued	61,200	61,200	-
Capital reserve	55,189	43,189	12,000
PRC statutory reserves	4,272	4,272	-
Retained earnings	40,497	37,881	2,616

Equity attributable to owners of Zhejiang Tianlan Environmental Protection Technology Company Limited	161,158	146,542	14,616
Non-controlling interest	4,777	7,393	(2,616)

Total owners’ equity	165,935	153,935	12,000

Total liabilities and owners’ equity	387,427	377,241	10,186

1. Organisation and principal activities (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Euro Tech (Far East) Limited
Percentage of equity ownership	100.00%
Euro Tech (China) Limited
Percentage of equity ownership	100.00%
ChinaH2O.com Limited***
Percentage of equity ownership	100.00%	[1]
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership	100.00%
Shanghai Euro Tech Limited
Percentage of equity ownership	100.00%
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership	100.00%
Chongqing Euro Tech Rizhi Technology Co., Ltd
Percentage of equity ownership	100.00%
Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd
Percentage of equity ownership	100.00%
Guangzhou Euro Tech Environmental Equipment Co., Ltd
Percentage of equity ownership	100.00%
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership	58.00%	[2]
Pact Asia Pacific Limited
Percentage of equity ownership	58.00%	[2],[3]
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	20.00%
Zhejaing Jia Huan Electronic Co. Ltd
Percentage of equity ownership	20.00%
Hangzhou Tianlan Environmental Engineering and Design Company Limited | ZHEJIANG
Percentage of equity ownership	100.00%		100.00%
Hangzhou Tianlan Environmental Protection Equipments Company Limited | ZHEJIANG
Percentage of equity ownership	51.00%		51.00%
Shihezi Tianlan Environmental Protection Technology Company Limited | ZHEJIANG
Percentage of equity ownership	100.00%		0.00%

[1]	The subsidiary was deregistered on February 17, 2012.
[2]	In the year 2011, the Company additionally acquired 5% equity interest of these two companies.
[3]	The subsidiary of Pact Asia Pacific Limited, Pact Environmental Equipment Co., Ltd was deregistered on January 11, 2013.

2. Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Office premises
Useful lives	47 to 51 years
Leasehold improvements
Useful lives	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment
Useful lives	3 to 5 years
Motor Vehicles
Useful lives	4 years
Testing Equipment
Useful lives	3 years
ZHEJIANG Land Use Right
Useful lives	Over terms of the leases
ZHEJIANG Office Premises
Useful lives	47-50 years
ZHEJIANG Leasehold improvements
Useful lives	over terms of the leases or the useful lives whichever is less
ZHEJIANG Plant and machineries
Useful lives	5 to 10 years
ZHEJIANG Furniture, fixtures and office equipment
Useful lives	5 years
ZHEJIANG Motor vehicles
Useful lives	5 years

3. Other income, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY		Dec. 31, 2011 ZHEJIANG CNY		Dec. 31, 2010 ZHEJIANG CNY
Exchange (loss)/gain, net	$ (17)	$ 26	$ (17)
Rental income	65	56	26
Subsidy income (note i)				7,170	[1]	4,483	[1]	5,954	[1]
Sales of scrapped materials				31		78		0
Others				140		600		120
Total	$ 48	$ 82	$ 9	7,341		5,161		6,074

[1]	(i) The Group recognises subsidy income for R&D projects when granted by institutions and are not probably to be returned or reimbursed.

4. Income taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong	$ 13	$ (1,204)	$ (1,326)
The provision for income taxes consists of:
Current tax expenses: The PRC and Hong Kong	117	(46)	233
Current PRC EIT Domestic				3,218	8,912	4,249
Total current provision	117	(46)	233	3,218	8,912	4,249
Deferred tax benefit: The PRC and Hong Kong	25	(17)	(79)
Deferred tax benefit:				(784)	(993)	(1,481)
Total deferred provision	$ 25	$ (17)	$ (79)	(784)	(993)	(1,481)

4. Income taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Income before income taxes				933	47,309	28,481
Computed tax using respective companies’ statutory tax rates	31	(263)	(203)	140	7,096	4,289
Change in valuation allowances	166	33	158
Under(over) -provision for income tax in prior years	0	(10)	0	1,358	512	(562)
Tax effect on revenue not subject to tax				(56)	(652)	(1,027)
Non deductible expenses	(55)	177	199	992	963	68
Total provision for income tax at effective tax rate	$ 142	$ (63)	$ 154	2,434	7,919	2,768

4. Income taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
The components of deferred tax assets are as follows:
Tax losses	$ 977	$ 811	0	348
Temporary differences	(24)	1
Allowance for doubtful debts			2,513	2,949
Less: Valuation allowances	(691)	(525)
Net deferred tax assets	$ 262	$ 287	2,513	3,297

5. Net income per ordinary share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income Per Ordinary Share Tables
Weighted average number of ordinary shares for the purposes of basic net income per share	2,070,685	2,087,922	2,099,894
Effect of dilutive potential ordinary shares: Stock options	5,630	14,277	43,481
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,076,315	2,102,199	2,143,375

6. Accounts receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Accounts receivable	$ 3,186	$ 3,900	245,892	208,558
Less: Allowance for doubtful debts	(97)	(156)	(19,522)	(20,795)
Net	$ 3,089	$ 3,744	226,370	187,763

6. Accounts receivable, net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 3,089	$ 3,744
Current
Accounts receivable	1,698	2,324
30 - 59 days past due
Accounts receivable	440	730
60 - 89 days past due
Accounts receivable	302	92
Greater than 90 days past due
Accounts receivable	$ 649	$ 598

7. Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Contracts costs incurred plus estimated earnings	$ 3,785	$ 8,604	198,706	117,105
Less: Progress billings	(3,684)	(8,098)	(98,957)	(53,574)
Cost and estimated earnings in excess of billings	$ 101	$ 506	99,749	63,531

8. Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Raw materials	$ 147	$ 142	9,154	8,612
Work in progress	59	74
Finished goods	447	367
Inventory	$ 653	$ 583	9,154	8,612

9. Property, plant and equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Office premises	$ 1,866	$ 1,866
Leasehold improvements	158	151
Office premises and leasehold improvements			47,092	51,304
Furniture, fixtures and office equipment	616	636	7,136	6,136
Motor vehicles	162	162	3,361	2,498
Plant and machineries			711	672
Construction in progress			298	0
Testing equipment	87	84
Gross	2,889	2,899	58,598	60,610
Less: Accumulated depreciation	(1,944)	(1,841)	(9,505)	(7,672)
Net	$ 945	$ 1,058	49,093	52,938

9. Property, plant and equipment (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Depreciation charge	$ 130	$ 182	$ 170	3,017	2,694	2,398

9A. Intangible assets, net (Details) (ZHEJIANG, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ZHEJIANG
Patents	2,850	2,950
Others	161	35
Gross	3,011	2,985
Less: Accumulated amortisation	(318)	(134)
Net	2,693	2,851
Amortisation expense	164	134	0

9B. Land use right, net (Details) (ZHEJIANG, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ZHEJIANG
Land use right	7,315	7,315
Less: Accumulated amortisation	(980)	(831)
Net	6,335	6,484
Amortisation expense	177	148	546

10. Interests in affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet:
Total assets	$ 24,947	$ 23,864
Total liabilities	7,191	5,955
Operating results:
Operating profits	(59)	(1,674)	(1,378)
Tianlan
Balance Sheet:
Current assets	57,431	49,064
Non-current assets	9,605	10,322
Total assets	67,036	59,386
Total liabilities	(42,889)	(35,154)
Total shareholders’ equity	24,147	24,232
Operating results:
Net sales	44,543	45,966
Operating profits	616	6,899
Net (loss)/profits	(196)	6,407
Jia Huan
Balance Sheet:
Current assets	17,371	16,645
Non-current assets	5,650	5,402
Total assets	23,021	22,047
Total liabilities	(9,893)	(9,295)
Total shareholders’ equity	13,128	12,752
Operating results:
Net sales	12,631	8,151
Operating profits	74	(903)
Net (loss)/profits	$ 243	$ (749)

11A. Short term borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ZHEJIANG
Bank loan	60,000		41,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	55,000	[1]	36,000	[1]
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	5,000	[2]	5,000	[2]

[1]	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2012 bear interest at fixed rates 6.00% to 7.87% (2011: 5.81% to 7.87%) per annum and are secured by the Companys office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB3,137,000 (2011: RMB1,480,000 and 2010: RMB352,000).
[2]	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2012 bear interest at fixed rates 7.50% to 7.87% (2011: 7.54% to 7.87%) per annum and are secured by the subsidiarys office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB391,245 (2011: RMB115,000).

16. Stock options (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Number of options
Outstanding, beginning of year	36,255	46,182	94,958
Granted	0	0	0
Cancelled/Expired	(36,255)	(9,927)	(39,517)
Exercised	0	0	(9,259)
Outstanding, end of year	0	36,255	46,182
Exercisable, end of year	0	36,255	46,182
Weighted average exercise price
Options Outstanding, Beginning	$ 3.36	$ 3.36	$ 4.68
Options Granted	$ 0	$ 0	$ 0
Options cancelled/ expired	$ (3.36)	$ (3.47)	$ (6.38)
Options Exercised	$ 0	$ 0	$ (3.52)
Options Outstanding, Ending	$ 0	$ 3.36	$ 3.36
Options Exercisable, Ending	$ 0	$ 3.36	$ 3.36

22. Segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Trading and manufacturing	$ 10,866	$ 11,437	$ 13,745
Engineering	10,779	8,776	8,560
Revenue	21,645	20,213	22,305
Operating (loss)/income
Trading and manufacturing	(301)	(720)	(1,590)
Engineering	401	(802)	354
Unallocated corporate expenses	(159)	(152)	(142)
Operating expenses	(59)	(1,674)	(1,378)
Depreciation:
Trading and manufacturing	88	137	132
Engineering	42	45	38
Depreciation	130	182	170
Capital Expenditures, Gross
Trading and manufacturing	12	44	52
Engineering	29	19	60
Total	41	63	112
Assets
Trading and manufacturing	6,211	6,215
Engineering	18,736	17,649
Total assets	24,947	23,864
Liabilities
Engineering	4,576	3,640
Trading and manufacturing	2,615	2,315
Total	$ 7,191	$ 5,955

22. Segment information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 21,645	$ 20,213	$ 22,305
Geographical analysis of long-lived assets	945	1,058
The PRC
Revenue	15,867	15,100	15,891
Geographical analysis of long-lived assets	362	428
Hong Kong
Revenue	5,511	4,891	6,150
Geographical analysis of long-lived assets	583	630
Others
Revenue	$ 267	$ 222	$ 264

22. Segment information (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier A
Supplier accounting for more than 5% of Group's purchases	17%	10%	7%
Supplier B
Supplier accounting for more than 5% of Group's purchases	11%	10%	13%
Supplier C
Supplier accounting for more than 5% of Group's purchases	10%	7%	21%
Supplier D
Supplier accounting for more than 5% of Group's purchases	7%	8%	6%
Supplier E
Supplier accounting for more than 5% of Group's purchases	6%	6%	4%
Supplier F
Supplier accounting for more than 5% of Group's purchases	6%	15%	7%

24. Restatement (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY	Dec. 31, 2009 ZHEJIANG CNY	Dec. 31, 2011 As originally reported ZHEJIANG CNY	Dec. 31, 2011 Restated ZHEJIANG CNY	Dec. 31, 2011 Effect of change ZHEJIANG CNY
Current assets:
Cash and cash equivalents					22,668	38,434	13,027	13,031	38,434	38,434	0
Accounts receivable, net	3,089	3,744			226,370	187,763			190,392	187,763	(2,629)
Amounts due from owners									2	2	0
Prepayments and other current assets									84,417	76,860	(7,557)
Inventories	653	583			9,154	8,612			8,612	8,612	0
Total current assets					362,560	311,671			321,857	311,671	(10,186)
Property, plant and equipment, net	945	1,058			49,093	52,938			52,938	52,938	0
Intangible asset, net					2,693	2,851			2,851	2,851	0
Land use right, net					6,335	6,484			6,484	6,484	0
Deferred tax assets	262	287			2,513	3,297			3,297	3,297	0
Total assets	24,947	23,864			423,194	377,241			387,427	377,241	(10,186)
Liabilities and shareholders’ equity
Short term borrowings					60,000	41,000			41,000	41,000	0
Accounts payable					26,036	28,537			133,475	133,475	0
Other payables and accrued expenses									28,438	28,537	(99)
Other taxes payable									13,407	13,407	0
Income tax payable					5,684	6,887			5,172	6,887	(1,715)
Total current liabilities					270,760	223,306			221,492	223,306	(1,814)
Commitments and contingencies
Shareholders’ equity:
Share capital 61,200,000 shares issued									61,200	61,200	0
Capital reserve					43,189	43,189			55,189	43,189	12,000
PRC statutory reserves					4,274	4,272			4,272	4,272	0
Retained earnings					36,640	37,881			40,497	37,881	2,616
Equity attributable to owners of Zhejiang Tianlan Environmental Protection Technology Company Limited					145,303	146,542			161,158	146,542	14,616
Non-controlling interest					7,131	7,393			4,777	7,393	(2,616)
Total owners’ equity	17,756	17,909	18,101	18,932	152,434	153,935			165,935	153,935
Total liabilities and owners’ equity					423,194	377,241			387,427	377,241	10,186

2. Summary of significant accounting policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity
Assets	$ 14,204	$ 15,564
Liabilities	3,581	3,504
Cummulative losses	(275,232)	(244,024)	(112,637)
Taxes	$ 1,262	$ 2,222	$ 3,826

2. Summary of significant accounting policies (Details Narrative 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Research and Development Costs	$ 930	$ 200	$ 24	14,890	11,560	6,182
Advertising and promotional expenses	$ 21	$ 61	$ 63	26	128	10

4. Income taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details Narrative
Hong Kong profits tax rate for Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited	16.5%	16.5%	16.5%
Assessable loss carried forward for Euro Tech Trading (Shanghai) Limited	$ 287,675	$ 169,369
Assessable loss carried forward for Shanghai Euro Tech Limited	482,340	387,543
Assessable loss carried forward for Shanghai Euro Tech Environmental Engineering Limited	1,418,936	1,106,994
Expiration period for carryforwards	5 years
Shanghai Enterprise Income Tax rate for Yixing Pact Environmental Technology Co., Ltd	25%	25%	25%
PRC Enterprise Income Tax for variable interest entities of the Group	25%	25%	25%
Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC intended to be reinvested for which no deferred taxation has been made for the PRC dividend withholding taxes	$ 1,900,000

8. Inventories (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories Details Narrative
Provision for obsolete and slow moving inventories	$ 10	$ 209

13. Goodwill (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill Details Narrative
Impairment of goodwill	$ 0

14. Treasury stock (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Treasury Stock Details Narrative
Shares repurchased	8,639	16,935	6,482
Consideration exchanged for shares repurchases	$ 33	$ 94	$ 49

15. PRC statutory reserves (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prc Statutory Reserves Details Narrative
Statutory reserve fund	$ 3,343	$ 3,280

17. Pension plan (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Aggregate contributions to pension plans and retirement benefit schemes	$ 364	$ 455	$ 390	2,564	2,331	488

20. Commitments and contingencies (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Commitments And Contingencies Details Narrative
Rental expenses	$ 291	$ 356	$ 384
Future minimum rental payments	262
Future minimum rental payments due in 2013	232
Future minimum rental payments due 2014 to 2016	30
Banking facilities
Amount available for draw in overdraft, import and export credits and foreign exchange contracts	1,538	1,154	2,564
Amount of banking facilities utilized for issuance of bank guarantees				285	474	188